Accounting Changes and Error Corrections	3 Months Ended
Jun. 30, 2012
Accounting Changes and Error Corrections:
Schedule of New Accounting Pronouncements and Changes in Accounting Principles

Recent Accounting Pronouncements

ASU 2011-5, Statement of Comprehensive Income, was effective for the first quarter of 2012, but the guidance, which required companies to present net income and comprehensive income in one continuous statement or two consecutive statements, had no impact on the Company’s financial statements.

In July 2012, the FASB issued ASU 2012-02 “Testing Indefinite-Lived Intangible Assets for Impairment”, which provides an entity the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company is currently assessing the impact ASU 2012-02 will have on its financial statements, but does not expect a significant impact from adoption of the pronouncement.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on our financial condition or the results of our operations.